Commitments and contingencies (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Rent Expense, Net [Abstract]
Operating Leases, Rent Expense, Net	¥ 136.6	¥ 123.1	¥ 104.5